Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, WI 53204

July 24, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)
File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add the following eleven new series, YieldMax AI Option Income Strategy ETF, YieldMax ROKU Option Income Strategy ETF, YieldMax SNOW Option Income Strategy ETF, YieldMax ZM Option Income Strategy ETF, YieldMax ADBE Option Income Strategy ETF, YieldMax NKE Option Income Strategy ETF, YieldMax ORCL Option Income Strategy ETF, YieldMax INTC Option Income Strategy ETF, YieldMax BIIB Option Income Strategy ETF, YieldMax BA Option Income Strategy ETF, and YieldMax TGT Option Income Strategy ETF, is Post-Effective Amendment No. 106 and Amendment No. 109 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, please contact Michael Pellegrino at (844) 986-7700 (Extension 746) or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino

Michael Pellegrino

General Counsel

Toroso Investments, LLC